SHORT-TERM LOAN (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SHORT-TERM LOAN
Short-term bank borrowing	¥ 100,000	$ 15,692	¥ 600,000